Acquisition of control of the AGM - Disclosure of detailed information about estimated fair value of consideration paid to Gold Fields (Details) - AGM JV. [Member] - Gold Fields Limited [Member]
$ in Thousands
Mar. 04, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 65,000
Common shares issued	32,490
Deferred consideration	47,628
Contingent consideration	13,337
Nkran royalty	3,030
Fair value of consideration paid for 45% interest in AGM	161,485
Fair value of Galiano's previously held 45% interest	136,485
Fair value of consideration	$ 297,970